Acquisitions - Summary of Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified					12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 29, 2012 Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Financial assets					$ 8,302	$ 1,397
Inventories					3,954	6,988
Property, plant and equipment					40,580	21,543
Other assets					52	1,330
Intangible assets					7,428	3,172
Financial liabilities					(6,164)	(944)
Other long-term liabilities					(1,050)	(364)
Net assets acquired					53,102	33,122
Goodwill	317,323	127,038	179,120	153,375	16,120	26,230
Total purchase price					69,222	59,352
Noncash transactions:
Acquisition related liabilities					(7,902)	(10,547)
Other					281	(48)
Total noncash transactions					(7,621)	(10,595)
Net cash paid for acquisitions					$ 61,601	$ 48,757